PORTFOLIO OF INVESTMENTS – as of April 30, 2023 (Unaudited)

Natixis Sustainable Future 2050 Fund

Shares	Description	Value (†)

Common Stocks – 57.9% of Net Assets
	Aerospace & Defense – 1.3%
219	AAR Corp.(a)	$11,559
62	Axon Enterprise, Inc.(a)	13,064
577	Boeing Co.(a)	119,312
43	L3Harris Technologies, Inc.	8,391
39	Lockheed Martin Corp.	18,114
90	Moog, Inc., Class A	8,110
140	Raytheon Technologies Corp.	13,986

		192,536

	Air Freight & Logistics – 0.5%
358	Expeditors International of Washington, Inc.	40,755
31	FedEx Corp.	7,061
239	GXO Logistics, Inc.(a)	12,698
90	United Parcel Service, Inc., Class B	16,183

		76,697

	Automobile Components – 0.6%
44	Aptiv PLC(a)	4,526
816	BorgWarner, Inc.	39,274
606	Dana, Inc.	8,963
377	Magna International, Inc.	19,664
241	Mobileye Global, Inc., Class A(a)	9,071
81	Visteon Corp.(a)	11,372

		92,870

	Automobiles – 0.9%
1,584	General Motors Co.	52,335
479	Tesla, Inc.(a)	78,704
84	Thor Industries, Inc.	6,638

		137,677

	Banks – 2.9%
378	Ameris Bancorp	12,663
1,937	Bank of America Corp.	56,715
1,070	Citigroup, Inc.	50,365
133	Citizens Financial Group, Inc.	4,115
270	East West Bancorp, Inc.	13,956
21	First Citizens BancShares, Inc., Class A	21,151
684	First Financial Bancorp	14,159
1,758	FNB Corp.	20,182
1,406	Fulton Financial Corp.	16,774
317	Huntington Bancshares, Inc.	3,550
383	International Bancshares Corp.	16,343
309	JPMorgan Chase & Co.	42,716
199	KeyCorp	2,241
122	PNC Financial Services Group, Inc.	15,890
171	Regions Financial Corp.	3,122
1,339	Truist Financial Corp.	43,625

Shares	Description	Value (†)

Common Stocks – continued
	Banks – continued
593	Trustmark Corp.	$14,167
173	U.S. Bancorp	5,930
360	Webster Financial Corp.	13,428
1,360	Wells Fargo & Co.	54,060

		425,152

	Beverages – 1.0%
72	Boston Beer Co., Inc., Class A(a)	22,861
228	Coca-Cola Co.	14,626
204	Keurig Dr Pepper, Inc.	6,671
1,701	Monster Beverage Corp.(a)	95,256
44	PepsiCo, Inc.	8,399

		147,813

	Biotechnology – 1.4%
71	AbbVie, Inc.	10,730
300	Alnylam Pharmaceuticals, Inc.(a)	59,760
27	Amgen, Inc.	6,473
19	Biogen, Inc.(a)	5,780
44	BioMarin Pharmaceutical, Inc.(a)	4,226
340	CRISPR Therapeutics AG(a)	16,640
103	Gilead Sciences, Inc.	8,468
184	Halozyme Therapeutics, Inc.(a)	5,912
83	Incyte Corp.(a)	6,176
106	Neurocrine Biosciences, Inc.(a)	10,710
75	Regeneron Pharmaceuticals, Inc.(a)	60,134
32	United Therapeutics Corp.(a)	7,364
14	Vertex Pharmaceuticals, Inc.(a)	4,770

		207,143

	Broadline Retail – 2.1%
273	Alibaba Group Holding Ltd., ADR(a)	23,120
2,375	Amazon.com, Inc.(a)	250,444
728	eBay, Inc.	33,801
407	Macy’s, Inc.	6,651

		314,016

	Building Products – 0.9%
127	Builders FirstSource, Inc.(a)	12,036
62	Carlisle Cos., Inc.	13,383
101	Carrier Global Corp.	4,224
475	Fortune Brands Innovations, Inc.	30,728
47	Lennox International, Inc.	13,250
660	Masco Corp.	35,316
596	MasterBrand, Inc.(a)	4,810
144	Owens Corning	15,380
117	Trex Co., Inc.(a)	6,395

		135,522

	Capital Markets – 3.4%
902	Bank of New York Mellon Corp.	38,416

Shares	Description	Value (†)

Common Stocks – continued
	Capital Markets – continued
12	BlackRock, Inc.	$8,054
47	Cboe Global Markets, Inc.	6,566
787	Charles Schwab Corp.	41,113
73	CME Group, Inc.	13,561
83	FactSet Research Systems, Inc.	34,170
141	Goldman Sachs Group, Inc.	48,425
517	Intercontinental Exchange, Inc.	56,317
299	Janus Henderson Group PLC	7,759
1,164	KKR & Co., Inc.	61,774
83	Moody’s Corp.	25,989
98	Morgan Stanley	8,817
69	MSCI, Inc.	33,289
35	Northern Trust Corp.	2,736
51	S&P Global, Inc.	18,492
518	SEI Investments Co.	30,515
617	State Street Corp.	44,584
34	T. Rowe Price Group, Inc.	3,819
60	Virtus Investment Partners, Inc.	10,933

		495,329

	Chemicals – 0.6%
16	Air Products & Chemicals, Inc.	4,710
49	DuPont de Nemours, Inc.	3,416
30	Ecolab, Inc.	5,035
162	HB Fuller Co.	10,719
116	Innospec, Inc.	11,789
59	Linde PLC	21,797
203	Livent Corp.(a)	4,436
138	Minerals Technologies, Inc.	8,178
20	Sherwin-Williams Co.	4,751
79	Stepan Co.	7,284

		82,115

	Commercial Services & Supplies – 0.1%
83	MSA Safety, Inc.	10,769
27	Waste Management, Inc.	4,484

		15,253

	Communications Equipment – 0.2%
201	Ciena Corp.(a)	9,254
59	F5, Inc.(a)	7,927
106	Lumentum Holdings, Inc.(a)	5,115

		22,296

	Construction & Engineering – 0.2%
292	AECOM	24,251

	Construction Materials – 0.2%
31	Martin Marietta Materials, Inc.	11,259
72	Vulcan Materials Co.	12,609

		23,868

Shares	Description	Value (†)

Common Stocks – continued
	Consumer Finance – 1.1%
1,784	Ally Financial, Inc.	$47,062
283	American Express Co.	45,659
599	Capital One Financial Corp.	58,283
113	Synchrony Financial	3,334

		154,338

	Consumer Staples Distribution & Retail – 0.7%
166	BJ’s Wholesale Club Holdings, Inc.(a)	12,678
33	Costco Wholesale Corp.	16,606
597	Kroger Co.	29,032
273	Sprouts Farmers Market, Inc.(a)	9,462
63	Target Corp.	9,938
112	Walgreens Boots Alliance, Inc.	3,948
156	Walmart, Inc.	23,552

		105,216

	Containers & Packaging – 0.1%
36	Ball Corp.	1,915
276	Sonoco Products Co.	16,731

		18,646

	Distributors – 0.0%
40	Genuine Parts Co.	6,732

	Diversified Consumer Services – 0.2%
101	Grand Canyon Education, Inc.(a)	11,989
207	Service Corp. International	14,529

		26,518

	Diversified REITs – 0.1%
652	American Assets Trust, Inc.	11,866

	Diversified Telecommunication Services – 0.5%
1,208	AT&T, Inc.	21,345
463	Frontier Communications Parent, Inc.(a)	10,436
221	Iridium Communications, Inc.	14,027
788	Verizon Communications, Inc.	30,598

		76,406

	Electric Utilities – 0.4%
203	American Electric Power Co., Inc.	18,761
243	Eversource Energy	18,859
125	Exelon Corp.	5,305
158	FirstEnergy Corp.	6,288
112	IDACORP, Inc.	12,446

		61,659

	Electrical Equipment – 0.5%
107	Eaton Corp. PLC	17,882
141	Emerson Electric Co.	11,740
78	Hubbell, Inc.	21,007
91	Regal Rexnord Corp.	11,844

Shares	Description	Value (†)

Common Stocks – continued
	Electrical Equipment – continued
24	Rockwell Automation, Inc.	$6,802

		69,275

	Electronic Equipment, Instruments & Components – 0.8%
160	Advanced Energy Industries, Inc.	13,840
66	Amphenol Corp., Class A	4,981
348	Avnet, Inc.	14,358
217	Cognex Corp.	10,349
59	Corning, Inc.	1,960
43	Keysight Technologies, Inc.(a)	6,220
893	Knowles Corp.(a)	15,074
43	Littelfuse, Inc.	10,416
251	TE Connectivity Ltd.	30,715
15	Teledyne Technologies, Inc.(a)	6,216
15	Zebra Technologies Corp., Class A(a)	4,320

		118,449

	Energy Equipment & Services – 0.2%
160	Baker Hughes Co.	4,678
355	ChampionX Corp.	9,613
785	NOV, Inc.	13,149
110	Schlumberger NV	5,429

		32,869

	Entertainment – 2.1%
215	Activision Blizzard, Inc.(a)	16,708
67	Electronic Arts, Inc.	8,528
324	Netflix, Inc.(a)	106,897
266	Take-Two Interactive Software, Inc.(a)	33,061
1,011	Walt Disney Co.(a)	103,628
2,820	Warner Bros. Discovery, Inc.(a)	38,380

		307,202

	Financial Services – 2.2%
381	Block, Inc.(a)	23,161
381	Fiserv, Inc.(a)	46,528
30	FleetCor Technologies, Inc.(a)	6,418
206	Global Payments, Inc.	23,218
26	Jack Henry & Associates, Inc.	4,247
28	Mastercard, Inc., Class A	10,641
1,304	MGIC Investment Corp.	19,390
518	PayPal Holdings, Inc.(a)	39,368
471	Visa, Inc., Class A	109,616
313	Voya Financial, Inc.	23,938
58	WEX, Inc.(a)	10,286

		316,811

	Food Products – 0.8%
140	Campbell Soup Co.	7,602
221	Conagra Brands, Inc.	8,389
151	Darling Ingredients, Inc.(a)	8,995

Shares	Description	Value (†)

Common Stocks – continued
	Food Products – continued
120	General Mills, Inc.	$10,636
38	Hershey Co.	10,376
233	Hormel Foods Corp.	9,423
112	Ingredion, Inc.	11,891
46	J.M. Smucker Co.	7,103
160	Kellogg Co.	11,163
138	Kraft Heinz Co.	5,419
104	McCormick & Co., Inc.	9,137
288	Mondelez International, Inc., Class A	22,095

		122,229

	Gas Utilities – 0.2%
312	New Jersey Resources Corp.	16,111
126	ONE Gas, Inc.	9,696

		25,807

	Ground Transportation – 0.5%
358	CSX Corp.	10,969
27	J.B. Hunt Transport Services, Inc.	4,733
56	Norfolk Southern Corp.	11,370
79	Ryder System, Inc.	6,253
40	Saia, Inc.(a)	11,911
619	Uber Technologies, Inc.(a)	19,220
37	Union Pacific Corp.	7,241

		71,697

	Health Care Equipment & Supplies – 1.1%
134	Abbott Laboratories	14,803
15	Align Technology, Inc.(a)	4,879
170	Baxter International, Inc.	8,106
52	Becton Dickinson & Co.	13,744
13	Cooper Cos., Inc.	4,959
62	Edwards Lifesciences Corp.(a)	5,455
32	GE HealthCare Technologies, Inc.(a)	2,603
116	Globus Medical, Inc., Class A(a)	6,744
88	Haemonetics Corp.(a)	7,366
92	Intuitive Surgical, Inc.(a)	27,712
204	LeMaitre Vascular, Inc.	11,016
188	Medtronic PLC	17,099
44	Penumbra, Inc.(a)	12,501
35	Shockwave Medical, Inc.(a)	10,156
26	Stryker Corp.	7,791
11	Teleflex, Inc.	2,998

		157,932

	Health Care Providers & Services – 1.1%
174	Acadia Healthcare Co., Inc.(a)	12,578
48	Centene Corp.(a)	3,309
28	Chemed Corp.	15,435
52	Cigna Group	13,171
162	CVS Health Corp.	11,876

Shares	Description	Value (†)

Common Stocks – continued
	Health Care Providers & Services – continued
19	Elevance Health, Inc.	$8,904
109	Encompass Health Corp.	6,992
120	HCA Healthcare, Inc.	34,480
87	Henry Schein, Inc.(a)	7,031
9	Humana, Inc.	4,774
23	Laboratory Corp. of America Holdings	5,214
295	Select Medical Holdings Corp.	8,998
161	Tenet Healthcare Corp.(a)	11,805
43	UnitedHealth Group, Inc.	21,160

		165,727

	Health Care REITs – 0.1%
773	Physicians Realty Trust	11,147
60	Ventas, Inc.	2,883

		14,030

	Health Care Technology – 0.5%
1,199	Doximity, Inc., Class A(a)	44,063
192	Veeva Systems, Inc., Class A(a)	34,384

		78,447

	Hotel & Resort REITs – 0.0%
173	Host Hotels & Resorts, Inc.	2,797

	Hotels, Restaurants & Leisure – 2.0%
25	Booking Holdings, Inc.(a)	67,158
3	Chipotle Mexican Grill, Inc.(a)	6,203
136	Hilton Worldwide Holdings, Inc.	19,587
125	Marriott Vacations Worldwide Corp.	16,820
82	McDonald’s Corp.	24,252
187	Norwegian Cruise Line Holdings Ltd.(a)	2,496
559	Starbucks Corp.	63,888
279	Travel & Leisure Co.	10,677
46	Wingstop, Inc.	9,205
560	Yum China Holdings, Inc.	34,261
231	Yum! Brands, Inc.	32,474

		287,021

	Household Durables – 0.7%
50	DR Horton, Inc.	5,491
346	KB Home	15,162
136	Meritage Homes Corp.	17,415
674	PulteGroup, Inc.	45,259
355	Taylor Morrison Home Corp.(a)	15,297

		98,624

	Household Products – 0.5%
128	Church & Dwight Co., Inc.	12,431
93	Colgate-Palmolive Co.	7,422
416	Energizer Holdings, Inc.	13,907

Shares	Description	Value (†)

Common Stocks – continued
	Household Products – continued
274	Procter & Gamble Co.	$42,848

		76,608

	Independent Power & Renewable Electricity Producers – 0.1%
554	AES Corp.	13,108

	Industrial Conglomerates – 0.4%
139	3M Co.	14,765
150	General Electric Co.	14,845
125	Honeywell International, Inc.	24,980

		54,590

	Industrial REITs – 0.1%
81	Prologis, Inc.	10,145

	Insurance – 1.5%
36	Allstate Corp.	4,167
650	American International Group, Inc.	34,476
37	Assurant, Inc.	4,556
54	Chubb Ltd.	10,884
193	First American Financial Corp.	11,119
120	Hanover Insurance Group, Inc.	14,347
120	Hartford Financial Services Group, Inc.	8,519
52	Marsh & McLennan Cos., Inc.	9,370
90	Prudential Financial, Inc.	7,830
248	Reinsurance Group of America, Inc.	35,295
172	Selective Insurance Group, Inc.	16,569
94	Travelers Cos., Inc.	17,027
196	Willis Towers Watson PLC	45,394

		219,553

	Interactive Media & Services – 3.2%
806	Alphabet, Inc., Class A(a)	86,516
1,471	Alphabet, Inc., Class C(a)	159,192
771	Meta Platforms, Inc., Class A(a)	185,287
1,164	Pinterest, Inc., Class A(a)	26,772
319	Yelp, Inc.(a)	9,544

		467,311

	IT Services – 0.4%
63	Accenture PLC, Class A	17,658
176	Cognizant Technology Solutions Corp., Class A	10,509
51	International Business Machines Corp.	6,447
547	Shopify, Inc., Class A(a)	26,502
18	VeriSign, Inc.(a)	3,993

		65,109

	Leisure Products – 0.1%
595	Mattel, Inc.(a)	10,710
210	YETI Holdings, Inc.(a)	8,284

		18,994

Shares	Description	Value (†)

Common Stocks – continued
	Life Sciences Tools & Services – 0.5%
38	Agilent Technologies, Inc.	$5,146
191	Illumina, Inc.(a)	39,262
63	Repligen Corp.(a)	9,553
21	Thermo Fisher Scientific, Inc.	11,653
9	West Pharmaceutical Services, Inc.	3,251

		68,865

	Machinery – 1.5%
85	AGCO Corp.	10,535
29	Caterpillar, Inc.	6,345
42	Cummins, Inc.	9,872
43	Deere & Co.	16,255
75	Dover Corp.	10,962
109	Fortive Corp.	6,877
323	Graco, Inc.	25,611
24	Illinois Tool Works, Inc.	5,806
192	ITT, Inc.	16,212
148	Oshkosh Corp.	11,325
204	PACCAR, Inc.	15,237
128	Parker-Hannifin Corp.	41,584
224	SPX Technologies, Inc.(a)	14,264
186	Terex Corp.	8,294
168	Toro Co.	17,516

		216,695

	Media – 1.1%
10	Cable One, Inc.	7,584
96	Charter Communications, Inc., Class A(a)	35,395
1,182	Comcast Corp., Class A	48,899
472	Interpublic Group of Cos., Inc.	16,865
270	Liberty Broadband Corp., Class C(a)	22,891
203	New York Times Co., Class A	8,069
165	Omnicom Group, Inc.	14,944
204	Paramount Global, Class B	4,759

		159,406

	Metals & Mining – 0.3%
204	Alcoa Corp.	7,577
630	Cleveland-Cliffs, Inc.(a)	9,689
185	Commercial Metals Co.	8,638
73	Newmont Corp.	3,460
60	Reliance Steel & Aluminum Co.	14,868

		44,232

	Mortgage Real Estate Investment Trusts (REITs) – 0.1%
961	Invesco Mortgage Capital, Inc.	10,196
534	KKR Real Estate Finance Trust, Inc.	5,735

		15,931

	Multi-Utilities – 0.2%
134	Consolidated Edison, Inc.	13,195

Shares	Description	Value (†)

Common Stocks – continued
	Multi-Utilities – continued
53	DTE Energy Co.	$5,958
35	WEC Energy Group, Inc.	3,366

		22,519

	Office REITs – 0.4%
1,363	Brandywine Realty Trust	5,357
689	Corporate Office Properties Trust	15,771
464	Douglas Emmett, Inc.	5,976
619	Easterly Government Properties, Inc.	8,709
756	Highwoods Properties, Inc.	17,328
206	Kilroy Realty Corp.	6,023

		59,164

	Oil, Gas & Consumable Fuels – 1.8%
943	Antero Midstream Corp.	10,147
248	Antero Resources Corp.(a)	5,701
1,039	APA Corp.	38,287
86	Chevron Corp.	14,498
620	CNX Resources Corp.(a)	9,629
496	ConocoPhillips	51,033
428	EOG Resources, Inc.	51,133
188	Exxon Mobil Corp.	22,248
189	HF Sinclair Corp.	8,337
640	Kinder Morgan, Inc.	10,976
114	ONEOK, Inc.	7,457
87	Phillips 66	8,613
324	Range Resources Corp.	8,570
1,230	Southwestern Energy Co.(a)	6,384
46	Valero Energy Corp.	5,275
233	Williams Cos., Inc.	7,050

		265,338

	Passenger Airlines – 0.2%
282	Alaska Air Group, Inc.(a)	12,256
388	Delta Air Lines, Inc.(a)	13,312
896	JetBlue Airways Corp.(a)	6,397

		31,965

	Personal Care Products – 0.0%
21	Estee Lauder Cos., Inc., Class A	5,181

	Pharmaceuticals – 1.5%
166	Bristol-Myers Squibb Co.	11,084
33	Eli Lilly & Co.	13,063
82	Jazz Pharmaceuticals PLC(a)	11,519
239	Johnson & Johnson	39,124
180	Merck & Co., Inc.	20,785
251	Novartis AG, ADR	25,745
214	Novo Nordisk AS, ADR	35,757
186	Perrigo Co. PLC	6,917
295	Pfizer, Inc.	11,473

Shares	Description	Value (†)

Common Stocks – continued
	Pharmaceuticals – continued
636	Roche Holding AG, ADR	$24,944
104	Zoetis, Inc.	18,281

		218,692

	Professional Services – 0.7%
25	Automatic Data Processing, Inc.	5,500
78	Concentrix Corp.	7,528
134	Equifax, Inc.	27,923
113	Exponent, Inc.	10,402
152	Korn Ferry	7,299
56	Leidos Holdings, Inc.	5,222
90	ManpowerGroup, Inc.	6,814
31	Paychex, Inc.	3,406
27	Paycom Software, Inc.(a)	7,840
63	Paylocity Holding Corp.(a)	12,177
100	TransUnion	6,881

		100,992

	Real Estate Management & Development – 0.4%
676	CBRE Group, Inc., Class A(a)	51,822
77	Jones Lang LaSalle, Inc.(a)	10,706

		62,528

	Residential REITs – 0.2%
43	AvalonBay Communities, Inc.	7,756
64	Camden Property Trust	7,043
167	Equity Residential	10,563

		25,362

	Retail REITs – 0.3%
1,120	Brixmor Property Group, Inc.	23,890
386	National Retail Properties, Inc.	16,791
36	Simon Property Group, Inc.	4,079

		44,760

	Semiconductors & Semiconductor Equipment – 2.5%
176	Advanced Micro Devices, Inc.(a)	15,729
92	Analog Devices, Inc.	16,549
25	Broadcom, Inc.	15,663
83	Cirrus Logic, Inc.(a)	7,121
551	Intel Corp.	17,114
207	Lattice Semiconductor Corp.(a)	16,498
87	Micron Technology, Inc.	5,599
620	NVIDIA Corp.	172,044
54	Qorvo, Inc.(a)	4,972
357	QUALCOMM, Inc.	41,698
61	Silicon Laboratories, Inc.(a)	8,497
108	Synaptics, Inc.(a)	9,564
106	Texas Instruments, Inc.	17,723
65	Universal Display Corp.	8,675

Shares	Description	Value (†)

Common Stocks – continued
	Semiconductors & Semiconductor Equipment – continued
115	Wolfspeed, Inc.(a)	$5,353

		362,799

	Software – 5.2%
136	Adobe, Inc.(a)	51,348
47	ANSYS, Inc.(a)	14,754
34	Aspen Technology, Inc.(a)	6,018
344	Autodesk, Inc.(a)	67,008
29	Cadence Design Systems, Inc.(a)	6,074
43	Ceridian HCM Holding, Inc.(a)	2,730
236	Dynatrace, Inc.(a)	9,978
32	Intuit, Inc.	14,206
745	Microsoft Corp.	228,909
1,379	Oracle Corp.	130,619
81	Qualys, Inc.(a)	9,148
31	Roper Technologies, Inc.	14,098
558	Salesforce, Inc.(a)	110,690
18	ServiceNow, Inc.(a)	8,269
74	SPS Commerce, Inc.(a)	10,900
18	Synopsys, Inc.(a)	6,684
20	Tyler Technologies, Inc.(a)	7,581
348	Workday, Inc., Class A(a)	64,777

		763,791

	Specialized REITs – 0.2%
22	American Tower Corp.	4,496
38	Crown Castle, Inc.	4,677
8	Equinix, Inc.	5,793
188	VICI Properties, Inc.	6,381
104	Weyerhaeuser Co.	3,111

		24,458

	Specialty Retail – 0.6%
37	Asbury Automotive Group, Inc.(a)	7,158
78	Boot Barn Holdings, Inc.(a)	5,653
57	Dick’s Sporting Goods, Inc.	8,266
60	Five Below, Inc.(a)	11,842
71	Home Depot, Inc.	21,338
36	Lithia Motors, Inc.	7,952
22	Ross Stores, Inc.	2,348
158	TJX Cos., Inc.	12,453
80	Williams-Sonoma, Inc.	9,683

		86,693

	Technology Hardware, Storage & Peripherals – 0.7%
564	Apple, Inc.	95,699
218	Hewlett Packard Enterprise Co.	3,122
141	HP, Inc.	4,189

		103,010

Shares	Description	Value (†)

Common Stocks – continued
	Textiles, Apparel & Luxury Goods – 0.6%
70	Crocs, Inc.(a)	$8,657
31	Deckers Outdoor Corp.(a)	14,859
179	NIKE, Inc., Class B	22,683
149	PVH Corp.	12,786
2,086	Under Armour, Inc., Class A(a)	18,503
1,008	Under Armour, Inc., Class C(a)	8,104

		85,592

	Trading Companies & Distributors – 0.2%
77	GATX Corp.	8,771
60	Watsco, Inc.	20,783

		29,554

	Water Utilities – 0.2%
119	American States Water Co.	10,561
46	American Water Works Co., Inc.	6,820
252	Essential Utilities, Inc.	10,760

		28,141

	Total Common Stocks (Identified Cost $8,330,913)	8,473,922

Principal Amount

Bonds and Notes – 5.2%
	Apartment REITs – 0.0%
$4,000	Essex Portfolio LP, 3.000%, 1/15/2030	3,497

	Automotive – 0.1%
6,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	5,807
3,000	Lear Corp., 4.250%, 5/15/2029	2,867
4,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	3,516

		12,190

	Banking – 0.8%
6,000	American Express Co., 3.700%, 8/03/2023	5,970
9,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	8,483
6,000	Bank of New York Mellon Corp., Series 12, 3.650%, 2/04/2024	5,923
4,000	Bank of Nova Scotia, 3.400%, 2/11/2024	3,936
9,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	8,085
7,000	Citigroup, Inc., 4.600%, 3/09/2026	6,918
8,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	7,795

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Banking – continued
$6,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	$5,881
8,000	KeyCorp, MTN, 2.550%, 10/01/2029	6,515
4,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	3,738
3,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	2,899
4,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	3,554
7,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	6,550
7,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	6,920
4,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	3,882
4,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	3,894
5,000	State Street Corp., 2.400%, 1/24/2030	4,352
5,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	4,141
7,000	Truist Bank, 3.200%, 4/01/2024	6,848
7,000	Westpac Banking Corp., 2.350%, 2/19/2025	6,716

		113,000

	Brokerage – 0.1%
7,000	BlackRock, Inc., 2.400%, 4/30/2030	6,206
9,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	6,421

		12,627

	Building Materials – 0.1%
5,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	4,497
8,000	Owens Corning, 3.950%, 8/15/2029	7,607

		12,104

	Chemicals – 0.0%
2,000	LYB International Finance BV, 5.250%, 7/15/2043	1,832

	Diversified Manufacturing – 0.1%
8,000	Eaton Corp., 4.150%, 3/15/2033	7,696
3,000	Emerson Electric Co., 2.000%, 12/21/2028	2,661

		10,357

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Electric – 0.3%
$5,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	$4,465
6,000	Duke Energy Corp., 3.750%, 4/15/2024	5,903
9,000	Entergy Corp., 0.900%, 9/15/2025	8,199
8,000	Exelon Corp., 4.050%, 4/15/2030	7,680
9,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	7,639
2,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	1,859
2,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	1,697
8,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	7,774

		45,216

	Environmental – 0.1%
6,000	Republic Services, Inc., 1.450%, 2/15/2031	4,813
5,000	Waste Management, Inc., 2.950%, 6/01/2041	3,837

		8,650

	Finance Companies – 0.1%
4,000	Ares Capital Corp., 3.250%, 7/15/2025	3,706
5,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	4,325

		8,031

	Food & Beverage – 0.2%
9,000	Coca-Cola Co., 1.450%, 6/01/2027	8,185
8,000	General Mills, Inc., 4.000%, 4/17/2025	7,901
4,000	Mondelez International, Inc., 2.750%, 4/13/2030	3,552
9,000	PepsiCo, Inc., 2.750%, 3/19/2030	8,258

		27,896

	Government Owned—No Guarantee – 0.1%
5,000	Equinor ASA, 3.625%, 4/06/2040	4,337
12,000	Federal National Mortgage Association, 6.625%, 11/15/2030	14,331

		18,668

	Health Care REITs – 0.0%
6,000	Welltower OP LLC, 2.800%, 6/01/2031	5,036

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Health Insurance – 0.1%
$7,000	Elevance Health, Inc., 4.101%, 3/01/2028	$6,896
5,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	5,514

		12,410

	Healthcare – 0.1%
3,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	2,932
5,000	Cigna Group, 3.750%, 7/15/2023	4,982
4,000	CVS Health Corp., 4.300%, 3/25/2028	3,951
4,000	DH Europe Finance II Sarl, 2.200%, 11/15/2024	3,846
4,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	3,806
4,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	3,589

		23,106

	Integrated Energy – 0.1%
9,000	Exxon Mobil Corp., 2.992%, 3/19/2025	8,765
5,000	Shell International Finance BV, 6.375%, 12/15/2038	5,822

		14,587

	Life Insurance – 0.1%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,005
7,000	Manulife Financial Corp., 3.703%, 3/16/2032	6,497

		8,502

	Mortgage Related – 1.3%
23,606	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	19,644
33,884	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2051 to 2052(b)	29,358
24,703	Federal Home Loan Mortgage Corp., 3.000%, with various maturities from 2049 to 2052(b)	22,196
22,019	Federal Home Loan Mortgage Corp., 3.500%, with various maturities in 2052(b)	20,462
956	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	914
18,656	Federal National Mortgage Association, 2.000%, with various maturities from 2050 to 2051(b)	15,551
29,401	Federal National Mortgage Association, 2.500%, with various maturities from 2050 to 2052(b)	25,474
27,739	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(b)	25,001
12,796	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(b)	11,906

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Mortgage Related – continued
$7,169	Federal National Mortgage Association, 4.000%, with various maturities from 2050 to 2052(b)	$6,857
442	Federal National Mortgage Association, 4.500%, with various maturities in 2049(b)	439
9,557	Government National Mortgage Association, 3.000%, 6/20/2052	8,719

		186,521

	Natural Gas – 0.1%
9,000	NiSource, Inc., 0.950%, 8/15/2025	8,264

	Office REITs – 0.1%
6,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	5,789
3,000	Boston Properties LP, 2.750%, 10/01/2026	2,674
7,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	5,287

		13,750

	Other REITs – 0.0%
3,000	Prologis LP, 1.250%, 10/15/2030	2,375

	Pharmaceuticals – 0.1%
8,000	AbbVie, Inc., 3.600%, 5/14/2025	7,816
4,000	Biogen, Inc., 2.250%, 5/01/2030	3,404
4,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	3,827
4,000	Viatris, Inc., 3.850%, 6/22/2040	2,762

		17,809

	Property & Casualty Insurance – 0.0%
3,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	2,655

	Railroads – 0.1%
8,000	CSX Corp., 2.600%, 11/01/2026	7,562

	Restaurants – 0.0%
8,000	Starbucks Corp., 2.250%, 3/12/2030	6,920

	Retail REITs – 0.0%
2,000	Realty Income Corp., 3.400%, 1/15/2028	1,877
2,000	Spirit Realty LP, 2.700%, 2/15/2032	1,580

		3,457

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Retailers – 0.1%
$4,000	Amazon.com, Inc., 3.875%, 8/22/2037	$3,746
10,000	TJX Cos., Inc., 1.150%, 5/15/2028	8,737

		12,483

	Technology – 0.2%
6,000	Apple, Inc., 2.500%, 2/09/2025	5,821
2,000	Broadcom, Inc., 3.137%, 11/15/2035, 144A	1,548
5,000	Broadcom, Inc., 4.926%, 5/15/2037, 144A	4,564
5,000	Intel Corp., 2.450%, 11/15/2029	4,409
7,000	International Business Machines Corp., 4.000%, 6/20/2042	6,003
4,000	NVIDIA Corp., 2.850%, 4/01/2030	3,668
6,000	Oracle Corp., 2.950%, 5/15/2025	5,781
9,000	QUALCOMM, Inc., 1.650%, 5/20/2032	7,259

		39,053

	Treasuries – 0.7%
12,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	6,995
8,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	6,379
7,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	5,574
19,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	16,229
21,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	18,358
10,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	8,729
14,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	12,270
39,000	U.S. Treasury Notes, 0.375%, 11/30/2025	35,715

		110,249

	Utility Other – 0.0%
6,000	Essential Utilities, Inc., 4.276%, 5/01/2049	5,033

	Wireless – 0.0%
6,000	Vodafone Group PLC, 6.150%, 2/27/2037	6,464

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Wirelines – 0.1%
$4,000	AT&T, Inc., 3.650%, 6/01/2051	$2,982
7,000	Verizon Communications, Inc., 3 mo. USD LIBOR + 1.100%, 5.964%, 5/15/2025(c)	7,046

		10,028

	Total Bonds and Notes (Identified Cost $827,296)	770,332

Shares
Exchange-Traded Funds – 8.4%
16,665	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,238,333)	1,229,710

Mutual Funds – 13.4%
55,773	WCM Focused Emerging Markets Fund, Institutional Class	727,841
56,274	WCM Focused International Growth Fund, Institutional Class	1,230,150

	Total Mutual Funds (Identified Cost $2,263,262)	1,957,991

Affiliated Mutual Funds – 11.2%
16,087	Loomis Sayles Inflation-Protected Securities Fund, Class N	160,230
28,860	Mirova Global Green Bond Fund, Class N	238,671
104,591	Mirova International Sustainable Equity Fund, Class N	1,237,309

	Total Affiliated Mutual Funds (Identified Cost $1,801,577)	1,636,210

Principal Amount
Short-Term Investments – 4.1%
$586,411	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/28/2023 at 2.100% to be repurchased at $586,514 on 5/01/2023 collateralized by $544,100 U.S. Treasury Bond, 4.375% due 05/15/2041 valued at $598,519 including accrued interest(d)	586,411
5,000	U.S. Treasury Bills, 4.640%, 7/20/2023(e)	4,946
15,000	U.S. Treasury Bills, 4.570%, 7/27/2023(e)	14,821

	Total Short-Term Investments (Identified Cost $606,194)	606,178

	Total Investments – 100.2% (Identified Cost $15,067,575)	14,674,343
	Other assets less liabilities – (0.2)%	(34,970)

	Net Assets – 100.0%	$14,639,373

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of April 30, 2023 is disclosed.
(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of April 30, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the value of Rule 144A holdings amounted to $9,850 or 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2023, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2023	Distribution Received(2)
Loomis Sayles Inflation-Protected Securities Fund, Class N	$125,046	$38,038	$4,444	$(740)	$2,330	$160,230	16,087	$520
Mirova Global Green Bond Fund, Class N	191,428	54,914	7,566	(1,124)	1,019	238,671	28,860	—
Mirova International Sustainable Equity Fund, Class N	1,119,712	92,701	8,792	(93)	33,781	1,237,309	104,591	1,920

	$1,436,186	$185,653	$20,802	$(1,957)	$37,130	$1,636,210	149,538	$2,440

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2023, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$8,473,922	$—	$—	$8,473,922
Bonds and Notes*	—	770,332	—	770,332
Exchange-Traded Funds	1,229,710	—	—	1,229,710
Mutual Funds	1,957,991	—	—	1,957,991
Affiliated Mutual Funds	1,636,210	—	—	1,636,210
Short-Term Investments	—	606,178	—	606,178

Total	$13,297,833	$1,376,510	$—	$14,674,343

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2023 (Unaudited)

Equity	88.2%
Fixed Income	7.9
Short-Term Investments	4.1

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%